Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2011
Net income (loss) per unit [Abstract]
Reconciliation of numerators and denominators of the basic and diluted per unit computations for net income (loss)
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for income (loss) from continuing operations:

	Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2011:
Income from continuing operations:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Income per unit:
Basic income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted income per unit		172,729	$2.51

Year ended December 31, 2010:
Loss from continuing operations:
Allocated to units	$(114,288)
Allocated to unvested restricted units	-
	$(114,288)
Loss per unit:
Basic loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		-	-
Diluted loss per unit		142,535	$(0.80)

Year ended December 31, 2009:
Loss from continuing operations:
Allocated to units	$(295,841)
Allocated to unvested restricted units	-
	$(295,841)
Loss per unit:
Basic loss per unit		119,307	$(2.48)
Dilutive effect of unit equivalents		-	-
Diluted loss per unit		119,307	$(2.48)